Property, Plant and Equipment, Net (Details) - Property, Plant and Equipment [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment, Net (Details) [Line Items]
Cost of goods sold	$ 2,061	$ 1,678
Administrative expense	1,254	601
Acquire capital expenditures	$ 6,110	$ 9,229